COMMITMENTS AND CONTINGENCIES (Narrative) (Details)		6 Months Ended
		Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	May 30, 2007 CNY (¥)
Payables To Guizhou Eakan Investing Corp	[1]			$ 2,121,392		$ 2,228,262
Operating Lease [Member]
Operating Leases, Future Minimum Payments Due				2,129,052
Plasma [Member]
Operating Leases, Future Minimum Payments Due				58,234,770
Capital Addition Purchase Commitments [Member]
Operating Leases, Future Minimum Payments Due				10,238,706
PRC Lawsuit [Member]
Plaintiff alleged | ¥								¥ 14,560,000
Payables To Guizhou Eakan Investing Corp		$ 2,121,392		$ 2,121,392	¥ 14,560,000		¥ 14,560,000
Fund Possession Cost		$ 5,411,531	¥ 37,141,600

[1]	Guizhou Taibang has payables to Guizhou Eakan Investing Corp., amounting to approximately $2,121,392 and $2,228,262 as of December 31, 2018 and 2017, respectively. The Company borrowed this interest free advance for working capital purpose for Guizhou Taibang. The balance is due on demand. See Note 17.